SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 MYR (RM)
Property, Plant and Equipment [Line Items]
Cash, FDIC Insured Amount		$ 60,000				RM 250,000
Cash		17,778,895		$ 2,295,277
Cash, Uninsured Amount		17,428,788		1,856,418
Payment for deferred IPO costs		736,010
Impairment charges		0		0
Revenue from payment solution services		7,194,187		3,166,228	153,863
Cash rebate revenue		10,562		6,214	718
Contract assets		0		0
Deferred revenue				800,492
Contract liabilities		800,492		122,668
Research and development expenses		292,579		147,296	38,925
Advertising Expense | RM			RM 500,000
Service taxes		262,816		190,972	2,237
Employee contribution plan expenses		45,121		20,871	4,246
Payment Solution Services Related Party [Member]
Property, Plant and Equipment [Line Items]
Revenue from payment solution services		9,575		$ 1,494
Minimum [Member]
Property, Plant and Equipment [Line Items]
Revenue from payment solution services		2,400
Charges advertisers service fees		$ 5,000
Percentage of revenue		0.25%	0.25%
Percentage of remaining revenue		14.00%	14.00%
Percentage of service fee	1.50%
Percentage of commission rate	0.15%
Minimum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue		66.00%	66.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Revenue from payment solution services		$ 38,000
Charges advertisers service fees		$ 240,000
Percentage of revenue		25.00%	25.00%
Percentage of remaining revenue		34.00%	34.00%
Percentage of service fee	2.50%
Percentage of commission rate	0.525%
Maximum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue		86.00%	86.00%